November 3, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Scudder Gold Fund (the "Fund"), a series of Scudder Mutual Funds, Inc. (the "Corporation") (Reg. No. 33-22059) (811-5565) Post-Effective Amendment No. 12 to Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 12 to the Fund's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 26, 1998.

         Comments or questions concerning this certificate may be directed to Lauren Giudice at (617)295-2560.

                                                   Very truly Yours,



                                                   /s/Thomas F. McDonough
                                                   -----------------------
                                                   Thomas F. McDonough
                                                   Vice President and Secretary,
                                                   Scudder Mutual Funds Trust



cc:      Rose DiMartino
         Willkie Farr & Gallagher